COMMITMENTS	12 Months Ended
Dec. 31, 2021
Greens Natural Foods, Inc. [Member]
COMMITMENTS

NOTE 10 – Commitments

The Company has an agreement with a food distributor that runs from November 24, 2021 to March 11, 2025 where 90% of the products sold at the New York Stores must be purchased from that distributor.